Operating assets and liabilities - Inventories - Inventories (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory, Current [Line Items]
Total current inventories	kr 31,811	kr 24,388
Indirect production costs included in work in progress and finished goods	kr 13,101	kr 10,640
Share of total inventories (net)	41.00%	44.00%
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	kr 24,388
Write-downs during the year	1,808	kr 1,110
Utilisation of write-downs	(718)	(1,482)
Reversal of write-downs	(291)	(169)
Inventories at the end of the year	31,811	24,388
Gross amount
Inventory, Current [Line Items]
Raw materials	9,500	6,392
Work in progress	17,601	13,673
Finished goods	7,224	6,038
Total current inventories	34,325	26,103
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	26,103
Inventories at the end of the year	34,325	26,103
Inventory write-downs
Inventory, Current [Line Items]
Total current inventories	2,514	1,715
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	1,715	2,256
Inventories at the end of the year	kr 2,514	kr 1,715